Note 1 - Nature of the Business and Basis of Preparation (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring Pharmaceuticals Inc.	Delaware, United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd.	The People’s Republic of China (“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	60%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities